4. SIGNIFICANT ACCOUNTING POLICIES: b) Use of Estimates and Judgments (Policies)	12 Months Ended
Dec. 31, 2020
Policies
b) Use of Estimates and Judgments

b)Use of Estimates and Judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Accounting estimates will, by definition, seldom equal the actual results. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these consolidated financial statements, management has made significant assumptions which are applied in determining the fair values of the various instruments at the reporting date. Should any of the assumptions be incorrect, it would result in a material adjustment to the carrying amount of certain assets and liabilities.

Other significant assumptions about the future and other sources of estimation uncertainty that management has made as at the statement of financial position date that could result in a material adjustment to the carrying amount of assets and liabilities in the event that actual results differ from assumptions made, related to, but are not limited to, the following:

Valuation of Biological assets and inventory

Management is required to make a number of estimates in calculating the fair value of biological assets and harvested hemp inventory.  These estimates include a number of assumptions including estimations of the stage of growth of the hemp, pre-harvest and post-harvest costs, sales price and expected yields.

Inventories of harvested finished goods and packaging materials are valued at the lower of cost or net realizable value.  Management determines net realizable value, which is the estimated selling price less the estimated costs to completion, and the estimated selling costs.  The Company estimates the net realizable value of inventories by using the most reliable evidence available at each reporting date.  The future realization of these inventories may be different from estimated realization.  A change to these assumptions could impact the Company's inventory valuation and gross profit from sales of inventories.

Share-based compensation

The Company provides compensation benefits to its consultants, directors and officers through a stock option plan. The fair value of each option award is estimated using the Black-Scholes option pricing model which utilizes subjective assumptions such as expected price volatility and expected life of the option. Share-based compensation expense also utilizes subjective assumptions on forfeiture rate. Changes in these input assumptions can significantly affect the fair value estimate.

Convertible Preferred Share Units

The Company issues convertible preferred share units consisting of one common share and one series II convertible preferred shares. The convertible preferred shares units were issued to holders of MichiCann common shares upon completion of amalgamation. Holders of MichiCann warrants and MichiCann stock options also received the convertible preferred shares units when those warrants and stock options are exercised. The fair value of the unit is determined using capitalization details of the Company. The fair value is separated between the common share and preferred share component using the relative fair value of each instrument on the issuance date. The separation of the components is based on the conversion rate of the preferred shares, which requires management to estimate the amount of time that will lapse between the initial issuance of the preferred share and its conversion date.

Assessment of the Transactions as an Asset Acquisition or Business Combination

Management has had to apply judgment relating to acquisitions with respect to whether the acquisition was a business combination or an asset acquisition. Management applied a three-element process to determine whether a business or an asset was purchased, considering inputs, processes and outputs of each acquisition in order to reach a conclusion.

Determination of Purchase Price Allocations and Contingent Consideration

Judgements are made in determining the fair value of assets and liabilities, including the valuation of separately identifiable intangibles acquired as part of an acquisition. Further, estimates are made in determining the value of contingent consideration payments that should be recorded as part of the consideration on the date of acquisition and changes in contingent consideration payable in subsequent reporting periods, if any. Contingent consideration payments are generally based on acquired businesses achieving certain performance targets. The estimates are based on management’s best assessment of the related inputs used in the valuation models, such as future cash flows and discount rates. Future performance results that differ from management’s estimates could result in changes to liabilities recorded, which are recorded as they arise through profit or loss.

Derivative Financial Instruments

A derivative is a financial instrument whose value is based on an underlying asset or set of assets. The Company has determined that its call/put option represents a derivative financial instrument and as such has been measured at fair value in accordance with level 3 of the fair value hierarchy. Accordingly, the fair value of derivative financial instruments was determined using inputs that are not based on observable market data and therefore requires judgment from management.

Income Taxes

The measurement of income taxes payable and deferred income tax assets and liabilities requires management to make judgments in the interpretation and application of the relevant tax laws. The actual amount of income taxes only becomes final upon filing and acceptance of the tax return by the relevant tax authorities, which occurs subsequent to the issuance of these consolidated financial statements.

Expected Credit Loss

Management determines the expected credit loss by evaluating individual receivable balances and considering a member’s financial condition and current economic conditions. Accounts and other receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded as income when received.

Going Concern

The assessment of the Company’s ability to continue as a going concern and to raise sufficient funds to pay its ongoing operating expenditures and meet its liabilities for the ensuing year involves significant judgment based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances

Estimated useful lives and depreciation of property, plant and equipment

Depreciation of property, plant and equipment is dependent upon estimates of useful lives which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts that take into account factors such as economic and market conditions and the useful lives of assets.

Fair value of financial instruments

The individual fair values attributed to the different components of a financing transaction, and/or derivative financial instruments, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and in performing the fair value calculations in order to determine (a) the values attributed to each component of a transaction at the time of their issuance; (b) the fair value measurements for certain instruments that require subsequent measurement at fair value on a recurring basis; and (c) for disclosing the fair value of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market.

Estimated useful lives and amortization of intangible assets

Amortization of intangible assets with finite lives is recorded on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. Intangible assets that have indefinite useful lives are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

Determination of cash-generating units

The Company’s assets are aggregated into cash-generating units (“CGU’s”). CGU’s are based on an assessment of the unit’s ability to generate independent cash inflows. The determination of these CGU’s was based on management’s judgment in regards to several factors such as shared infrastructure, geographical proximity, and exposure to market risk and materiality.

Consolidation

Judgment is applied in assessing whether the Company exercises control and has significant influence over entities in which the Company directly or indirectly owns an interest. The Company has control when it has the power over the subsidiary, has exposure or rights to variable returns, and has the ability to use its power to affect the returns. Significant influence is defined as the power to participate in the financial and operating decisions of the subsidiaries. Where the Company is determined to have control, these entities are consolidated. Additionally, judgment is applied in determining the effective date on which control was obtained. These Consolidated financial statements include the consolidated results of all subsidiaries as the Company has determined that it has control over these subsidiaries requiring consolidation.

Leases

Management applies judgment in reviewing each of its contractual arrangements to determine whether the arrangement contains a lease.  Leases that are recognized are subject to further management judgment and estimation in various areas specific to the arrangement, including lease term and discount rate.  In determining the lease term to be recognized, Management considers all facts and circumstances that create an economic incentive to exercise an extension operation, or not to exercise a termination option.  Where the rate implicit in a lease is not readily determinable, the discount rate of lease obligations are estimated using a discount rate similar to the Company's specific incremental borrowing rate.  This rate represents the rate that the Company would incur to obtain the funds necessary to purchase an asset of a similar value, with similar payment terms and security in a similar economic environment.

Impairment of non-financial assets

Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of an asset or CGU exceeds its recoverable   amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available data from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow (“DCF”) model. The cash flows are derived from the budget for the next five years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes.